Non-current financial debts	12 Months Ended
Dec. 31, 2025
Disclosure of financial liabilities [abstract]
Disclosure of financial liabilities [text block]
19. Non-current financial debts
(USD millions)	2025	2024

Straight bonds	27 131	24 112

Floating rate bond	798

Other bonds [1]	500	523

Total bonds	28 429	24 635

Other financial debts	300	87

Total, including current portion of non-current financial debts	28 729	24 722

Less current portion of non-current financial debts	-794	-3 356

Total non-current financial debts	27 935	21 366

[1] Average interest rate during the year 2025: 5.3% (2024: 5.3%)
All bonds are initially recorded at the amount of proceeds received, net of transaction costs. They are subsequently carried at amortized cost, with the difference between the proceeds, net of transaction costs, and the amount due on redemption being recognized as a charge to the consolidated income statement over the period of the relevant bond. Financial debts, including current financial debts, contain only general default covenants. The Company is in compliance with these covenants.
The percentage of fixed-rate financial debts to total financial debts was 83% as at December 31, 2025 (December 31, 2024: 84%).
The average interest rate on total financial debts in 2025 was 3.3% (2024: 3.2%).
Note 28 contains a maturity table of the Company’s future contractual interest payments commitments.
The following table provides a breakdown of straight and floating rate bonds:
Coupon	Currency	Notional amount (millions)	Issuance year	Maturity year	Issuer	Issue price	2025 (USD millions)	2024 (USD millions)

3.700%	USD	500	2012	2042	Novartis Capital Corporation, New York, United States	98.325%	492	491

4.400%	USD	1 850	2014	2044	Novartis Capital Corporation, New York, United States	99.196%	1 829	1 828

1.625%	EUR	600	2014	2026	Novartis Finance S.A., Luxembourg, Luxembourg	99.697%	704	624

0.250%	CHF	500	2015	2025	Novartis AG, Basel, Switzerland	100.640%		553

0.625%	CHF	550	2015	2029	Novartis AG, Basel, Switzerland	100.502%	694	609

1.050%	CHF	325	2015	2035	Novartis AG, Basel, Switzerland	100.479%	410	360

3.000%	USD	1 750	2015	2025	Novartis Capital Corporation, New York, United States	99.010%		1 748

4.000%	USD	1 250	2015	2045	Novartis Capital Corporation, New York, United States	98.029%	1 224	1 223

0.625%	EUR	500	2016	2028	Novartis Finance S.A., Luxembourg, Luxembourg	98.480%	584	518

3.100%	USD	1 000	2017	2027	Novartis Capital Corporation, New York, United States	99.109%	998	997

1.125%	EUR	600	2017	2027	Novartis Finance S.A., Luxembourg, Luxembourg	99.874%	704	624

1.375%	EUR	750	2018	2030	Novartis Finance S.A., Luxembourg, Luxembourg	99.957%	879	779

1.700%	EUR	750	2018	2038	Novartis Finance S.A., Luxembourg, Luxembourg	99.217%	874	774

1.750%	USD	1 000	2020	2025	Novartis Capital Corporation, New York, United States	99.852%		1 000

2.000%	USD	1 250	2020	2027	Novartis Capital Corporation, New York, United States	99.909%	1 249	1 248

2.200%	USD	1 500	2020	2030	Novartis Capital Corporation, New York, United States	99.869%	1 496	1 496

2.750%	USD	1 250	2020	2050	Novartis Capital Corporation, New York, United States	97.712%	1 218	1 217

0.000% [1]	EUR	1 850	2020	2028	Novartis Finance S.A., Luxembourg, Luxembourg	99.354%	2 165	1 918

1.600%	CHF	650	2024	2027	Novartis AG, Basel, Switzerland	100.138%	819	719

1.650%	CHF	435	2024	2031	Novartis AG, Basel, Switzerland	100.148%	548	481

1.750%	CHF	645	2024	2034	Novartis AG, Basel, Switzerland	100.229%	813	714

1.850%	CHF	280	2024	2040	Novartis AG, Basel, Switzerland	100.268%	353	310

1.850%	CHF	190	2024	2049	Novartis AG, Basel, Switzerland	100.149%	239	210

3.800%	USD	1 000	2024	2029	Novartis Capital Corporation, New York, United States	99.757%	996	995

4.000%	USD	850	2024	2031	Novartis Capital Corporation, New York, United States	99.565%	844	844

4.200%	USD	1 100	2024	2034	Novartis Capital Corporation, New York, United States	99.282%	1 089	1 088

4.700%	USD	750	2024	2054	Novartis Capital Corporation, New York, United States	99.936%	744	744

SOFR + 0.52% [2]	USD	800	2025	2028	Novartis Capital Corporation, New York, United States	100.000%	798

3.900%	USD	700	2025	2028	Novartis Capital Corporation, New York, United States	99.978%	699

4.100%	USD	1 750	2025	2030	Novartis Capital Corporation, New York, United States	99.700%	1 741

4.300%	USD	925	2025	2032	Novartis Capital Corporation, New York, United States	99.409%	917

4.600%	USD	925	2025	2035	Novartis Capital Corporation, New York, United States	99.564%	918

5.200%	USD	350	2025	2045	Novartis Capital Corporation, New York, United States	99.889%	348

5.300%	USD	550	2025	2055	Novartis Capital Corporation, New York, United States	99.464%	543

Total straight and floating rate bonds							27 929	24 112

[1] The EUR 1 850 million bond issued in 2020 features a coupon step-up of 0.25% commencing with the first interest payment date after December 31, 2025, if one or both of the 2025 Patient Access Targets are not met. These 2025 Patient Access Targets are the 2025 Flagship Programs Patient Reach Target and the 2025 Strategic Innovative Therapies Patient Reach Target, as defined in the bond prospectus. As of December 31, 2025, these 2025 Patient Access Targets have been met and there will therefore be no coupon step-up.

[2] The coupon of the USD 800 million floating rate bond issued in 2025 is based on compounded USD Secured Overnight Financing Rate (SOFR) plus 0.52%, with quarterly coupon reset.
The following tables provide a breakdown of total non-current financial debts, including current portion by maturity and currency:
Breakdown by maturity:
(USD millions)	2025	2024

2025		3 356

2026	794	678

2027	3 834	3 645

2028	4 434	2 495

2029	1 761	1 666

2030	4 182	2 276

After 2030	13 724	10 606

Total	28 729	24 722

Breakdown by currency:
(USD millions)	2025	2024

US dollar (USD)	18 778	15 495

Euro (EUR)	5 911	5 238

Swiss franc (CHF)	3 876	3 956

Others	164	33

Total	28 729	24 722

The following table shows the comparison of balance sheet carrying value and fair value of total non-current financial debts, including current portion:
(USD millions)	2025 Balance sheet	2025 Fair values	2024 Balance sheet	2024 Fair values

Straight and floating rate bonds	27 929	26 635	24 112	22 504

Others	800	800	610	610

Total	28 729	27 435	24 722	23 114

The fair values of straight and floating rate bonds are determined by quoted market prices. Other financial debts are recorded at notional amounts, which are a reasonable approximation of the fair values.